INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.  INTANGIBLE ASSETS, NET

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Customer relationships	8,300	18,702	2,874
Brand name	—	116,600	17,921
Software	20,611	50,222	7,719
Domain name	1,329	1,329	204
Others	400	6,130	942

Less: accumulated amortization	(8,871)	(26,174)	(4,022)
Impairment losses	(8,253)	(8,253)	(1,268)

	13,516	158,556	24,370

Amortization expense of intangible assets was RMB1,589, RMB3,121 and RMB16,342 (US$2,512) for the years ended December 31, 2015, 2016 and 2017, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

RMB
2018	26,123
2019	22,546
2020	13,285
2021	6,495
2022	6,232

74,681

There was a full impairment of the customer relationships and other intangible assets acquired amounting to RMB8,253 recognized in general and administrative expense during the year ended December 31, 2015. No impairment losses were recognized for the years ended December 31, 2016 and 2017, respectively.